Equity	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Equity

Note 13 – Equity

A.	The Company's share capital (in thousands of Ordinary Shares)

	Ordinary Shares
	2017	2018
Issued and paid-up share capital as at December 31	62,511	97,099
Authorized share capital	200,000	200,000

B.	Transactions with issued and paid up share capital

On May 18, 2014, the Company engaged with Nano-Technologies and its shareholders in a contingent agreement for a private placement (the "Agreement"), such that after the completion of the transaction, the Company will hold all of the issued and paid up capital of Nano-Technologies, and the shareholders of Nano-Technologies (the "Offerees") will be related parties in the Company and will appoint directors on their behalf (the "Transaction" or the "Merger Transaction"). The completion of the Transaction was contingent upon the fulfillment of completion of raising capital in a total amount of $1,500,000 that will be raised from investors in consideration of the allocation of shares ("Capital Raising"). On the date of the completion of the Transaction, and subject to the completion of the Capital Raising as stated, and subject to the fulfillment of the conditions precedent set forth in the Agreement, the Offerees will transfer to the Company all of their holdings in the shares of Nano-Technologies, constituting all of the issued and paid up capital, and in consideration the Company will allocate to Offerees 6,931,303 Ordinary Shares, which constituted, after their allocation, and after the allocation of the Capital Raising shares, holdings at a rate of approximately 37.38% of the issued and paid up share capital of the Company and 4,322,329 non-tradable warrants that are exercisable into 4,322,329 Ordinary Shares, at an exercise price of $ 0.25 per share, provided that the Group meets the milestones set forth in the Agreement. As part of the Company's engagement in the Merger Transaction, the Company engaged on July 3, 2014 in a private placement agreement, whereby in consideration for a total of approximately $ 750,000, the Company allocated 2,967,938 Ordinary Shares. In addition, the Company engaged in agreements with additional investors whereby in consideration for a total of approximately $ 398,000, the Company will allocate to investors 1,592,143 Ordinary Shares and it was determined that as a part of raising the capital, the Company would allocate to Related Parties therein 1,375,794 Ordinary Shares in consideration for a total of approximately $ 344,000.

On August 17, 2014, the Company's shareholders approved the Merger Transaction, including the allocation of shares and non-tradable warrants to Offerees, and the allocation of shares to Investors and related parties. On August 25, 2014, the Merger Transaction, including the Capital Raising as stated was completed, and therefore, as of this date, the Company holds all of the issued and paid up capital of Nano-Technologies. This transaction was accounted for by analogy to a reverse acquisition, with the financial statements prepared as a continuation of Nano–Technologies' financial statements, while the equity was adjusted to reflect retroactively the legal share capital of the Company.

During 2015, the Company completed several rounds of fund raising, in which the Company issued to investors and related parties of the Company a total of 14,974,798 Ordinary Shares, and 6,406,273 non-tradable warrants, which are exercisable into 6,406,273 Ordinary Shares, according to the exercise terms determined. In addition, in some of the raises, the Company has undertaken vis-à-vis the investors a price adjustment mechanism. The aggregated consideration (gross) received from the funding rounds in 2015 amounted to a total of $ 15,674,000. The aggregated consideration (net) received from the funding rounds in 2015 amounted to a total of $ 14,555,000. From the net issuance consideration, a total of approximately $ 377,000 was attributed to the fair value of a financial derivative (adjustment mechanism). The remainder of the issuance consideration was attributed to equity instruments (shares and warrants), based on their relative fair value near the issuance date. Accordingly, a total of $ 12,988,000 was attributed to Ordinary Shares and a total of $ 1,188,000 was attributed to warrants.

On September 29, 2016, the Company issued, pursuant to a public offering in the U.S., an aggregate of 9,250,000 Ordinary Shares. On October 11, 2016, the underwriters exercised their option to purchase an additional 1,376,375 Ordinary Shares, bringing the total gross proceeds from the offering to approximately $ 13,800,000, before deducting underwriting discounts and commissions and other offering-related expenses. The total (net) consideration was approximately $ 12,328,000.

On May 17, 2017, the Company announced that it signed a private placement agreement with Ayalim Trust Funds, an Israeli institutional investor. As a part of this transaction, the Company issued an aggregate of 3,430,000 Ordinary Shares at a price per share of $ 1.17. The total (gross) consideration to the Company was approximately $ 4,000,000. On June 1, 2017, the Company announced that it signed private placement agreements with Israeli and other non-U.S. investors. As a part of these transactions, the Company issued an aggregate of 4,044,050 Ordinary Shares at a price per share of $ 1.17. The total (gross) consideration to the Company was approximately $4,700,000. On June 14, 2017, the Company announced that it signed private placement agreements with several Israeli investors. As a part of these transactions, the Company issued an aggregate of 4,078,759 Ordinary Shares at a price per share of $ 1.17. The total (gross) consideration to the Company was approximately $4,800,000.

The total (net) consideration to the Company for the abovementioned placements was approximately $12,420,000.

On February 19, 2018, the Company issued, pursuant to a public offering in the U.S., an aggregate of 30,000,000 Ordinary Shares (6,000,000 ADSs). Also, on February 28, 2018, the underwriters exercised their option to purchase an additional 4,500,000 Ordinary Shares (900,000 ADSs), bringing the total gross proceeds from the offering to approximately $13,800,000, before deducting underwriting discounts and commissions and other offering-related expenses. The total (net) consideration was approximately $12,471,000.

See also note 22 regarding a public offering after the reporting date.

C.	Treasury shares

As of December 31, 2018, the Company held 527,032 Ordinary Shares, constituting approximately 0.54% of its issued and paid up share capital.